Note 12 - Significant Customers and Industry Segment Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Month Periods Ended			Three Month Periods Ended
(In thousands)	At June 30 , 201 8	June 30 , 201 8		At June 2 4 , 201 7	June 2 4 , 201 7
	Assets	Net Sales	Net Income (Loss)	Assets	Net Sales	Net Income (Loss)
Giga-tronics Division	$4,418	$38	$(1559)	$6,153	$297	$(1,849)
Microsource	1,953	1,061	1,272	2,907	1,694	591
Total	$6,371	$1,099	$(287)	$9,060	$1,991	$(1,258)

March 31 , 201 8 (Dollars in thousands)	Giga-tronics Division	Microsource	Total
Revenue	$2,737	$7,063	$9,800
Interest expense, net	(461)	—	(461)
Depreciation and amortization	1,116	1	1,117
Capital expenditures	(688)	—	(688)
Income/(Loss) before income taxes	(5,847)	2,748	(3,099)
Assets	5,253	3,178	8,431
March 2 5 , 201 7 (Dollars in thousands)	Giga-tronics Division	Microsource	Total
Revenue	$8,021	$8,246	$16,267
Interest expense, net	133	—	133
Depreciation and amortization	820	7	827
Capital expenditures	41	—	41
Income/(Loss) before income taxes	(2,702)	1,158	(1,544)
Assets	6,433	2,641	9,074

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
(Dollars in thousands)	March 31 , 201 8	March 2 5 , 201 7
Americas	$—	$—
Europe	40	249
Asia	—	15
Rest of world	702	64
Total	$742	$328